Supplement to the John Hancock Equity Funds Prospectus dated March 1, 2004 Effective June 16, 2004, the Fund's Board of Trustees terminated Fund Asset Management, L.P. d/b/a Mercury Advisers, as subadviser to the health-care sector of the Fund.

John Hancock  Growth Trends Fund
On page 13, the "Your Expenses" table and the Adviser/Subadviser information for the John Hancock Growth Trends Fund have been deleted and replaced with the following:

YOUR EXPENSES

[Clip Art]Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses (1)            Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                       5.00%       5.00%       2.00%

Maximum front-end sales charge (load) on
purchases as a % of purchase price                5.00%       none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                 none(2)     5.00%       1.00%

--------------------------------------------------------------------------------
Annual operating expenses                       Class A     Class B     Class C
--------------------------------------------------------------------------------
Management fee                                    0.75%       0.75%       0.75%
Distribution and service (12b-1) fees             0.30%       1.00%       1.00%
Other expenses                                    0.72%       0.72%       0.72%
Total fund operating expenses                     1.77%       2.47%       2.47%
Expense reimbursement (at least until 2-28-05)    0.12%       0.12%       0.12%
Net annual operating expenses                     1.65%       2.35%       2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                             Year 1     Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class A                               $659      $1,018      $1,401      $2,470
Class B with redemption               $738      $1,058      $1,505      $2,625
Class B without redemption            $238        $758      $1,305      $2,625
Class C with redemption               $435        $851      $1,392      $2,869
Class C without redemption            $336        $851      $1,392      $2,869

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated.

================================================================================
PORTFOLIO MANAGERS

FINANCIAL SERVICES
------------------
James K. Schmidt, CFA
Joined fund team in 2000

Lisa A. Welch
Joined fund team in 2000

HEALTHCARE
----------
Linda I. Miller, CFA
Joined fund team in 2004

TECHNOLOGY
----------
Anurag Pandit, CFA
Joined fund team in 2003

See page 44 for the management biographies.

FUND CODES

Class A     Ticker                 JGTAX
            CUSIP                  41014V109
            Newspaper              GTrendA
            SEC number             811-4079
            JH fund number         46

Class B     Ticker                 JGTBX
            CUSIP                  41014V208
            Newspaper              GTrendB
            SEC number             811-4079
            JH fund number         146

Class C     Ticker                 JGTCX
            CUSIP                  41014V307
            Newspaper              GTrendC
            SEC number             811-4079
            JH fund number         546

On pages 42 and 43 under "Business Structure," all references to Fund Asset Management, L.P. have been deleted. On page 44, the following management biographies have been added:

Linda I. Miller, CFA
--------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1980

James K. Schmidt, CFA
---------------------
Executive vice president Joined John Hancock Advisers in 1992
Began business career in 1979

Lisa A. Welch
-------------
Vice president Joined John Hancock
Advisers in 1998
Began business career in 1986

June 16, 2004
EQTPS 6/04>